Taxation (Details 3) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Inventories provision	$ 58	$ 100
Accrued salary and welfare payable	217	201
Property and equipment		3
Tax losses	419	317
Valuation allowance	275	18
Total deferred tax assets	969	639
Deferred tax liabilities
Intangible assets	1,815	1,688
Deferred cost of revenue	17	765
Total deferred tax liabilities	$ 1,832	$ 2,453